Stock-Based Compensation Plans - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Net settlement rights
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	11,895	14,349
Weighted average remaining contractual life of outstanding share options (in years)	4 years 10 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 13.66	$ 12.38
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	6,658
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 11.56
Net settlement rights | 5.00 to 9.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	4,303
Weighted average remaining contractual life of outstanding share options (in years)	3 years 9 months 29 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 8.77
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	2,218
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 8.85
Net settlement rights | 5.00 to 9.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	5.00
Net settlement rights | 5.00 to 9.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 9.99
Net settlement rights | 10.00 to 14.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	4,163
Weighted average remaining contractual life of outstanding share options (in years)	2 years 11 months 1 day
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 11.93
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	3,894
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 11.94
Net settlement rights | 10.00 to 14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	10.00
Net settlement rights | 10.00 to 14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 14.99
Net settlement rights | 15.00 to 19.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	1,851
Weighted average remaining contractual life of outstanding share options (in years)	5 years 1 month 17 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 19.88
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	536
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 19.88
Net settlement rights | 15.00 to 19.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	15.00
Net settlement rights | 15.00 to 19.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 19.99
Net settlement rights | 20.00 to 24.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	1,561
Weighted average remaining contractual life of outstanding share options (in years)	6 years 2 months 1 day
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 24.25
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	10
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 22.75
Net settlement rights | 20.00 to 24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	20.00
Net settlement rights | 20.00 to 24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 24.99
Net settlement rights | 25.00 to 29.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	17
Weighted average remaining contractual life of outstanding share options (in years)	6 years 8 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 27.71
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	0
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 0
Net settlement rights | 25.00 to 29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	25.00
Net settlement rights | 25.00 to 29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 29.99
Cenovus Replacement Stock Options
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	1,005	3,467
Weighted average remaining contractual life of outstanding share options (in years)	11 months 26 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 6.49	$ 9.99
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	1,005
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 6.49
Cenovus Replacement Stock Options | 3.00 to 4.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	782
Weighted average remaining contractual life of outstanding share options (in years)	1 year 2 months 19 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 3.54
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	782
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 3.54
Cenovus Replacement Stock Options | 3.00 to 4.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	3.00
Cenovus Replacement Stock Options | 3.00 to 4.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 4.99
Cenovus Replacement Stock Options | 5.00 to 9.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	28
Weighted average remaining contractual life of outstanding share options (in years)	5 months 1 day
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 6.19
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	28
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 6.19
Cenovus Replacement Stock Options | 5.00 to 9.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	5.00
Cenovus Replacement Stock Options | 5.00 to 9.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 9.99
Cenovus Replacement Stock Options | 10.00 to 14.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	0
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 0
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	0
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 0
Cenovus Replacement Stock Options | 10.00 to 14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	10.00
Cenovus Replacement Stock Options | 10.00 to 14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 14.99
Cenovus Replacement Stock Options | 15.00 to 19.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	195
Weighted average remaining contractual life of outstanding share options (in years)	2 months 4 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 18.35
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	195
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 18.35
Cenovus Replacement Stock Options | 15.00 to 19.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	15.00
Cenovus Replacement Stock Options | 15.00 to 19.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 19.99